Significant Accounting Policies - Schedule of Net Income (Loss) Per Share (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2024
Schedule of Net Income (Loss) Per Share [Abstract]
Net income	$ 79,232	$ 354,378	$ 110,299	$ 1,304,272	$ 1,370,753	$ 255,721
Accretion of Class A ordinary shares to redemption value	(728,500)	(1,323,416)	(2,200,709)	(4,020,624)	2,230,500
Net loss including accretion of Class A ordinary shares to redemption value	$ (649,268)	$ (969,038)	$ (2,090,410)	$ (2,716,352)	$ (3,040,259)	$ (993,538)